RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 53	$ 51
Current	8,718	9,133
Total	8,820	9,218
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,771	9,184
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	49	34
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	1,903
2019	1,800
2018	1,201
2017	656
2016	344
Prior to 2016	152
Total Past Due	42	28
Current	5,998	6,123
Total	6,056	6,167
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	1,902
2019	1,795
2018	1,198
2017	653
2016	342
Prior to 2016	150
Total	6,040	6,151
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	1
2019	5
2018	3
2017	3
2016	2
Prior to 2016	2
Total	16	16
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	584
2019	453
2018	303
2017	169
2016	86
Prior to 2016	71
Total Past Due	6	17
Current	1,629	1,974
Total	1,666	2,009
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	583
2019	444
2018	294
2017	164
2016	83
Prior to 2016	67
Total	1,635	1,991
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	1
2019	9
2018	9
2017	5
2016	3
Prior to 2016	4
Total	31	18
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	369
2019	264
2018	195
2017	122
2016	44
Prior to 2016	3
Total Past Due	5	6
Current	990	900
Total	997	906
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	369
2019	263
2018	195
2017	121
2016	44
Prior to 2016	3
Total	995	906
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	1
2018	0
2017	1
2016	0
Prior to 2016	0
Total	2	0
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	101	136
Total	101	136
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	101	136
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	49	36
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	40	24
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	9
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	3
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	7
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	4
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	2
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		8
Retail | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Retail | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Retail | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2
Retail | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	57
Current	8,124	9,943
Total	8,205	10,081
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,138	10,000
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	67	81
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	2,956	3,641
Total	2,985	3,667
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,956	3,641
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	29	26
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	3
Current	511	829
Total	547	887
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	511	832
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	36	55
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	14
Current	538	616
Total	542	630
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	540	630
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	0
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	40
Current	4,119	4,857
Total	4,131	4,897
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,131	4,897
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13	31
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	2
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	5
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	24
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	12
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 0	9
Wholesale | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		14
Wholesale | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Wholesale | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Wholesale | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Wholesale | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 7